December 9, 1998
                   DELAWARE GROUP PREMIUM FUND, INC.


               SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998

    The Global Bond Series and the Convertible Securities
 Series are not available in the Group Flexible Premium Variable
 Life Insurance product.